Properties	12 Months Ended
Dec. 31, 2017
Properties
Properties text

7 – Properties

		December 31, 2017			December 31, 2016
	Depreciation		Accumulated			Accumulated
In millions	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$35,268	$7,924	$27,344	$34,684	$7,744	$26,940
Rolling stock	5%	6,378	2,629	3,749	6,493	2,521	3,972
Buildings	2%	1,864	678	1,186	1,851	652	1,199
Information technology (2)	9%	1,408	644	764	1,198	628	570
Other	4%	1,951	805	1,146	1,941	867	1,074
Total properties including capital leases		$46,869	$12,680	$34,189	$46,167	$12,412	$33,755

Capital leases included in properties
Track and roadway (3)		$415	$75	$340	$415	$70	$345
Rolling stock		5	-	5	370	138	232
Buildings		109	30	79	109	28	81
Other		118	15	103	131	30	101
Total capital leases included in properties		$647	$120	$527	$1,025	$266	$759

(1)			As at December 31, 2017, includes land of $2,314 million (2016 - $2,446 million).
(2)			During 2017, the Company capitalized costs for internally developed software of $139 million (2016 - $106 million).
(3)			As at December 31, 2017, includes right-of-way access of $108 million (2016 - $108 million).